Quarterly Holdings Report
for
Fidelity Simplicity RMD 2030 Fund℠
October 31, 2023
R100-NPRT1-1223
1.9907131.100
Domestic Equity Funds - 31.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	670	6,626
Fidelity Series Blue Chip Growth Fund (a)	1,380	18,263
Fidelity Series Commodity Strategy Fund (a)	45	4,459
Fidelity Series Growth Company Fund (a)	2,000	34,102
Fidelity Series Intrinsic Opportunities Fund (a)	716	6,821
Fidelity Series Large Cap Stock Fund (a)	1,809	32,040
Fidelity Series Large Cap Value Index Fund (a)	746	10,084
Fidelity Series Opportunistic Insights Fund (a)	1,206	20,324
Fidelity Series Small Cap Core Fund (a)	6	58
Fidelity Series Small Cap Discovery Fund (a)	294	2,939
Fidelity Series Small Cap Opportunities Fund (a)	842	9,762
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,856	22,460
Fidelity Series Value Discovery Fund (a)	1,405	20,093
TOTAL DOMESTIC EQUITY FUNDS (Cost $183,276)		188,031

International Equity Funds - 29.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	845	11,130
Fidelity Series Emerging Markets Fund (a)	1,477	11,401
Fidelity Series Emerging Markets Opportunities Fund (a)	2,881	45,636
Fidelity Series International Growth Fund (a)	2,150	31,824
Fidelity Series International Small Cap Fund (a)	611	8,869
Fidelity Series International Value Fund (a)	2,979	31,699
Fidelity Series Overseas Fund (a)	2,813	31,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $178,468)		172,400

Bond Funds - 39.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,634	26,532
Fidelity Series Emerging Markets Debt Fund (a)	436	3,073
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	113	1,025
Fidelity Series Floating Rate High Income Fund (a)	67	596
Fidelity Series High Income Fund (a)	407	3,219
Fidelity Series International Developed Markets Bond Index Fund (a)	2,769	23,091
Fidelity Series Investment Grade Bond Fund (a)	14,704	137,477
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,398	36,917
Fidelity Series Real Estate Income Fund (a)	76	687
TOTAL BOND FUNDS (Cost $253,383)		232,617

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $0)	0	0

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $615,127)	593,048
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10)
NET ASSETS - 100.0%	593,038

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,016	1,018	427	24	(15)	(2,060)	26,532
Fidelity Series All-Sector Equity Fund	7,332	85	255	-	20	(556)	6,626
Fidelity Series Blue Chip Growth Fund	20,277	556	568	63	55	(2,057)	18,263
Fidelity Series Canada Fund	12,082	475	203	-	(3)	(1,221)	11,130
Fidelity Series Commodity Strategy Fund	4,959	139	474	109	(23)	(142)	4,459
Fidelity Series Emerging Markets Debt Fund	3,380	76	168	52	(6)	(209)	3,073
Fidelity Series Emerging Markets Debt Local Currency Fund	1,132	19	54	-	-	(72)	1,025
Fidelity Series Emerging Markets Fund	12,590	1,198	856	-	(51)	(1,480)	11,401
Fidelity Series Emerging Markets Opportunities Fund	50,240	5,034	3,254	-	(163)	(6,221)	45,636
Fidelity Series Floating Rate High Income Fund	655	19	75	15	-	(3)	596
Fidelity Series Government Money Market Fund 5.09%	8,111	106	8,217	69	-	-	-
Fidelity Series Growth Company Fund	37,763	1,214	1,000	-	135	(4,010)	34,102
Fidelity Series High Income Fund	3,519	76	224	53	(6)	(146)	3,219
Fidelity Series International Developed Markets Bond Index Fund	25,297	309	1,993	57	(63)	(459)	23,091
Fidelity Series International Growth Fund	34,327	2,124	880	-	(31)	(3,716)	31,824
Fidelity Series International Small Cap Fund	9,389	814	152	-	(2)	(1,180)	8,869
Fidelity Series International Value Fund	34,547	1,251	1,706	-	27	(2,420)	31,699
Fidelity Series Intrinsic Opportunities Fund	7,538	2,936	1,619	1,417	(397)	(1,637)	6,821
Fidelity Series Investment Grade Bond Fund	147,280	4,256	5,613	1,500	(150)	(8,296)	137,477
Fidelity Series Large Cap Stock Fund	35,497	1,379	1,125	803	15	(3,726)	32,040
Fidelity Series Large Cap Value Index Fund	11,103	257	202	-	-	(1,074)	10,084
Fidelity Series Long-Term Treasury Bond Index Fund	38,354	5,154	585	319	(42)	(5,964)	36,917
Fidelity Series Opportunistic Insights Fund	22,503	138	1,144	-	118	(1,291)	20,324
Fidelity Series Overseas Fund	34,388	1,996	778	-	(23)	(3,742)	31,841
Fidelity Series Real Estate Income Fund	897	22	179	16	(8)	(45)	687
Fidelity Series Short-Term Credit Fund	654	4	657	5	2	(3)	-
Fidelity Series Small Cap Core Fund	77	-	9	-	-	(10)	58
Fidelity Series Small Cap Discovery Fund	3,240	186	56	-	-	(431)	2,939
Fidelity Series Small Cap Opportunities Fund	10,812	661	209	49	1	(1,503)	9,762
Fidelity Series Stock Selector Large Cap Value Fund	24,711	464	910	-	(3)	(1,802)	22,460
Fidelity Series Value Discovery Fund	22,146	470	1,052	-	(20)	(1,451)	20,093
	652,816	32,436	34,644	4,551	(633)	(56,927)	593,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.